FORM N-SAR-U
                                FOR ANNUAL REPORT
                             UNIT INVESTMENT TRUSTS

REPORT FOR SIX MONTH PERIOD ENDING:     /  /    (a)
             OR FISCAL YEAR ENDING:   12/31/98  (b)

IS THIS A TRANSITION REPORT? (Y/N)   N

IS THIS AN AMENDMENT TO A PREVIOUS FILING? (Y/N)   N

THOSE ITEMS OR SUB-ITEMS WITH A BOX AFTER THE ITEM NUMBER SHOULD BE COMPLETED ONLY IF THE ANSWER HAS CHANGED FROM THE PREVIOUS FILING ON THIS FORM.

1.       A.       REGISTRANT NAME:  INVESTORS' GOVERNMENTAL SECURITIES INCOME
                                    TRUST SERIES 1 AND SUBSEQUENT SERIES
         B.       FILE NUMBER:      811-2834
         C.       TELPHONE NUMBER:  630-684-6053

2.       A.       STREET:           ONE PARK VIEW PLAZA
         B.       CITY:             OAKBROOK TERRACE
         C.       STATE:            IL
         D.       ZIP CODE:         60181
         E.       FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

3.       IS THIS THE FIRST FILING ON THE FORM BY REGISTRANT?           (Y/N)   N

4.       IS THIS THE LAST FILING ON THIS FORM BY REGISTRANT?          (Y/N)    N

5.       IS REGISTRANT A SMALL BUSINESS INVESTMENT COMPANY (SBIC)?    (Y/N)    N
          [IF ANSWER IS "Y" (YES), COMPLETE ONLY ITEMS 89 THOUGH 110.]

6.       IS REGISTRANT A UNIT INVESTMENT TRUST (UIT)?                 (Y/N)    Y
          [IF ANSWER IS "Y" (YES), COMPLETE ONLY ITEMS 111 THOUGH 132.]

7.    A. IS REGISTRANT A SERIES OR MULTIPLE PORTFOLIO COMPANY?        (Y/N)
          [IF ANSWER IS "N" (NO), GO TO ITEM 8.]

      B. HOW MANY SEPARATE SERIES OR PORTFOLIOS DID REGISTRANTS HAVE AT THE END OF THE PERIOD?

01

IF FILING MORE THAN ONE PAGE 2, "X" BOX: ___

FOR PERIOD ENDING:  12/31/98
FILE NUMBER 811-2834

      C. LIST THE NAME OF EACH SERIES OR PORTFOLIO STARTING WITH THE NUMBER 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                  IS THIS THE LAST FILING
SERIES NUMBER            SERIES NAME              FOR THIS SERIES?
-------------            -----------              ---------------




(NOTE:) SEE ITEM D (8) OF THE GENERAL INSTRUCTIONS TO THE FORM FOR INFORMATION
         ON HOW TO COMPLETE THE FORM FOR SERIES COMPANIES.

02

IF FILING MORE THAN ONE PAGE 47, "X" BOX: ___

FOR PERIOD ENDING:  12/31/98
FILE NUMBER 811-2834


UNIT INVESTMENT TRUSTS

111.     A.       DEPOSITOR NAME
         B.       FILE NUMBER  (IF ANY) :
         C.       CITY:
                  STATE
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

111      A.       DEPOSITOR NAME:
         B.       FILE NUMBER (IF ANY):
         C.       CITY:
                  STATE:
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

112      A.       SPONSOR NAME:
         B.       FILE NUMBER (IF ANY):
         C.       CITY:
                  STATE:
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

112      A.       SPONSOR NAME:
         B.       FILE NUMBER (IF ANY):
         C.       CITY:
                  STATE:
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

47

IF FILING MORE THAN ONE PAGE 48, "X" BOX: ___

FOR PERIOD ENDING:  12/31/98
FILE NUMBER 811-2834

113.     A.       TRUSTEE NAME
         B.       CITY:
                  STATE
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

113.     A.       TRUSTEE NAME
         B.       CITY:
                  STATE
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

114.     A.       PRINCIPAL UNDERWRITER NAME
         B.       FILE NUMBER:      8-
         C.       CITY
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

114.     A.       PRINCIPAL UNDERWRITER NAME
         B.       FILE NUMBER:      8-
         C.       CITY
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

115      A.       INDEPENDENT PUBLIC ACCOUNTANT NAME:
         B.       CITY:
                  STATE:
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

115      A.       INDEPENDENT PUBLIC ACCOUNTANT NAME:
         B.       CITY:
                  STATE:
                  ZIP CODE
                  ZIP EXT:
                  FOREIGN COUNTRY:
                  FOREIGN POSTAL CODE:

48

IF FILING MORE THAN ONE PAGE 49, "X" BOX: ___

FOR PERIOD ENDING:  12/31/98
FILE NUMBER 811-2834

116. FAMILY INVESTMENT INFORMATION:
         A.  IS REGISTRANT PART OF A FAMILY OF INVESTMENT COMPANIES?       (Y/N)

         B.  INDENTIFY THE FAMILY IN TEN LETTERS:
             (NOTE:  IN FILING THIS FORM, USE THIS IDENTIFICATION CONSISTENTLY
              FOR ALL INVESTMENT COMPANIES IN FAMILY. THIS DESIGNATION IS FOR PURPOSES OF THIS FORM ONLY.)

117.     A.  IS REGISTRANT A SEPARATE ACCOUNT OF AN INSURANCE COMPANY?     (Y/N)

          IF ANSWER IS `Y' (YES), ARE THERE ANY OF THE FOLLOWING TYPES
                     OF CONTRACTS FUNDED BY THE REGISTRANT?

         B.  VARIABLE ANNUITY CONTRACTS?        (Y/N)

         C.  SCHEDULED PREMIUM VARIABLE LIFE CONTRACTS?  (Y/N)

         D.  FLEXIBLE PREMIUM VARABLES LIFE CONTRACTS?   (Y/N)

         E.  OTHER TYPES OF INSURANCE PRODUCTS REGISTERED UNDER THE
             SECURITIES ACT OF 1993?    (Y/N)

118. STATE THE NUMBER OF SERIES EXISTING AT THE END OF THE PERIOD THAT HAD SECURITIES REGISTERED UNDER THE SECURITIES ACT OF 1933: 0

119. STATE THE NUMBER OF NEW SERIES FOR WHICH THE REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 BECAME EFFECTIVE DURING THE PERIOD: 0

120. STATE THE TOTAL VALUE OF THE PORTFOLIO SECURITIES ON THE DATE OF DEPOSIT FOR THE NEW SERIES INCLUDED IN ITEM 119 ($000'S OMITTED): $0

121. STATE THE NUMBER OF SERIES FOR WHICH A CURRENT PROSPECTUS WAS IN
     EXISTENCE AT THE END OF THE PERIOD:     0

122. STATE THE NUMBER OF EXISTING SERIES FOR WHICH ADDITIONAL UNITS WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 DURING THE CURRENT PERIOD: 0

IF FILING MORE THAN ONE PAGE 50, "X" BOX: ___

FOR PERIOD ENDING:  12/31/98
FILE NUMBER 811-2834


123. STATE THE TOTAL VALUE OF THE ADDITIONAL UNITS CONSIDERED IN ANSWERING
     ITEM 122 ($000'S  OMITTED):       $0


124. STATE THE TOTAL VALUE OF UNITS OF PRIOR SERIES THAT WHERE PLACED IN THE PORTFOLIOS OF SUBSEQUENT SERIES DURING THE CURRENT PERIOD (THE VALUE OF THESE UNITS IS THE BE MEASURED ON THE DATE THEY WERE PLACED IN THE
     SUBSEQUENT SERIES) ($000'S OMITTED):        $0


125. STATE THE TOTAL DOLLAR AMOUNT OF SALES LOADS COLLECTED (BEFORE REALLOWANCES TO OTHER BROKERS OF DEALERS) BY THE REGISTARANT'S PRINCIPAL UNDERWRITER AND ANY UNDERWRITER WHICH IS AN AFFILIATED PERSON OF THE PRINCIPAL UNDERWRITER DURING THE CURRENT PERIOD SOLELY FROM THE SALE OF UNITS OF ALL SERIES OF
     REGISTRANT ($000'S OMITTED):         $0


126. OF THE AMOUNT SHOWN IN ITEM 125, STATE THE TOTAL DOLLAR AMOUNT OF SALES LOADS COLLECTED FROM SECONDARY MARKED OPERATIONS IN REGISTRANT'S UNITS (INCLUDE THE SALES LOADS, IF AND Y, COLLECTED ON UNITS OF A PRIOR SERIES
     PLACED IN THE PORTFOLIO OF A SUBSEQUENT SERIES. )($000 OMITTED):    $0


127. LIST OPPOSITE THE APPROPRIATE DESCRIPTION BELOW THE NUMBER OF SERIES
     WHOSE PORTFOLIOS ARE INVESTED PRIMARILY (BASED UPON A PERCENTAGE OF NAV) IN EACH TYPE OF SECURITY SHOWN, THE AGGREGATE TOTAL ASSETS AT MARKET VALUE AS OF A DATE AT OR NEAR THE END OF THE CURRENT PERIOD OF EACH SUCH GROUP OF SERIES AND THE TOTAL INCOME DISTRIBUTIONS MADE BY EACH SUCH GROUP OF SERIES DURING THE CURRENT PERIOD (EXCLUDING DISTRIBUTIONS OF REALIZED GAINS, IF ANY):

                                                                                            127-3
                                              127-1                127-2                 TOTAL INCOME
                                         NUMBER OF SERIES       TOTAL ASSETS             DISTRIBUTIONS
                                            INVESTING          ($000'S OMITTED)         ($000'S OMITTED)
                                         ----------------      ----------------         ----------------
A.     U.S. TREASURY DIRECT ISSUE                              $                        $
B.     U.S. GOVERNMENT AGENCY                               0  $                     0  $      0
C.     STATE AND MUNICIPAL TAX FREE                            $                        $
D.     PUBLIC UTILITY DEBT
E.     BROKERS OR DEALERS DEBT
       OR DEBT OF BROKER'S OR
       DEALER'S PARENT                                         $                        $
F.     ALL OTHER CORPORATE
       INTERMED & LONG-TERM DEBT                               $                        $
G.     ALL OTHER CORPORATE
       SHORT TERM DEBT                                         $                        $
H.     EQUITY SECURITIES OF BROKERS
       OR DEALERS OR PARENTS OF
       BROKERS OR DEALERS                                      $                        $
I.     INVESTMENTS COMPANY EQUITY
       SECURITIES                                              $                        $
J.     ALL OTHER EQUITY SECURITIES                             $                        $
K.     OTHER SECURITIES                                        $                        $
L.     TOTAL ASSETS OF ALL SERIES
       OF REGISTRANT                                        0  $                     0  $      0

50

IF FILING MORE THAN ONE PAGE 51, "X" BOX: ___

FOR PERIOD ENDING:  12/31/98
FILE NUMBER 811-2834

128. IS THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST ON ANY OF THE PORTFOLIO SECURITIES HELD BY ANY OF REGISTRANT'S SERIES AT THE END OF THE CURRENT
     PERIOD INSURED OR GUARANTEED BY AN ENTITY OTHER THAN THE ISSUER (Y/N)   N

                  (IF THE ANSWER IS 'N' (NO), GO TO ITEM 131.)

129. IS THE ISSUER OF ANY INSTRUMENT COVERED IN ITEM 128 DELINQUENT OR IN DEFAULT AS TO PAYMENT OF PRINCIPAL OR INTEREST AT THE END OF THE CURRENT
     PERIOD?  (Y/N)      N

130. IN COMPUTATIONS OF NAV OR OFFERING PRICE PER UNIT, IS ANY PART OF THE VALUE ATTRIBUTED TO INSTRUMENTS IDENTIFIED IN ITEM 129 DERIVED FROM
     INSURANCE OR GUARANTEES? (Y/N)       N

131. TOTAL EXPENSES INCURRED BY ALL SERIES OF REGISTRANT DURING THE CURRENT
     REPORTING PERIOD ($000'S OMITTED):      $0

132. LIST ALL '811' (INVESTMENT COMPANY ACT OF 1940) REGISTRATION NUMBER FOR ALL SERIES OF REGISTRANT THAT ARE BEING INCLUDED IN THIS FILING:

     811-2590       811-2754       811-2834       811-2870       811-2962

     811-4121       811-4462       811-5965       811-6451

ITEM 132: '811' NUMBER OF SERIES INCLUDED IN FILING

THIS ITEM IS TO BE USED BY ANY SERIES OF A UIT THAT HAD AN "811" NUMBER ASSIGNED TO IT PRIOR TO SEPTEMBER 1972. FOR MORE INFORMATION REGARDING THIS ITEM, SEE THE INSTRUCTION TO SUB-ITEM 1B

51

SIGNATURE PAGE

THIS REPORT IS SIGNED ON BEHALF OF THE REGISTRANT (OR DEPOSITOR OR TRUSTEE).

CITY OF:       OAKBROOK TERRACE
STATE OF:      IL
DATE:          FEBRUARY 26, 1998

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE:
VAN KAMPEN FUNDS INC. (DEPOSITOR)

BY (NAME AND TITLE):
DOMINICK COGLIANDRO, VICE PRESIDENT

52